PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 22,650,287
Ending balance	26,330,785	R$ 22,650,287
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,928,672	28,411,474
Additions	189,809	194,137
Business combination	3,324,891	582,238
Write-offs	(147,483)	(64,411)
Transfers	1,470,054	1,438,757
Exchange differences	631,861	(147,233)
Assets held for sale		(486,290)
Ending balance	35,397,804	29,928,672
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,278,385)	(6,289,532)
Additions	(1,376,734)	(1,093,503)
Business combination	(388,108)
Write-offs	88,092	37,221
Transfers	(762)	57,929
Exchange differences	(106,684)	4,135
Impairment loss recognised in profit or loss, intangible assets and goodwill	(4,438)
Assets held for sale		5,365
Ending balance	(9,067,019)	(7,278,385)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,391,974
Ending balance	1,585,021	1,391,974
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,391,974	1,460,072
Additions		4,731
Business combination	7,824
Write-offs
Transfers
Exchange differences	185,223	(42,012)
Assets held for sale		(30,817)
Ending balance	1,585,021	1,391,974
Goodwill [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Business combination
Write-offs
Transfers
Exchange differences
Impairment loss recognised in profit or loss, intangible assets and goodwill
Assets held for sale
Ending balance
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,820,566
Ending balance	22,154,805	18,820,566
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,297,484	22,899,744
Additions	12,088
Business combination	3,296,505
Write-offs	(141,588)	(62,272)
Transfers	1,431,644	1,460,012
Exchange differences	11,500
Assets held for sale
Ending balance	28,907,633	24,297,484
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5,476,918)	(4,652,963)
Additions	(960,471)	(861,103)
Business combination	(391,372)
Write-offs	87,433	37,148
Transfers
Exchange differences	(11,500)
Impairment loss recognised in profit or loss, intangible assets and goodwill
Assets held for sale
Ending balance	(6,752,828)	(5,476,918)
Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	179,828
Ending balance	188,344	179,828
Licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	243,044	500,093
Additions
Business combination
Write-offs
Transfers	(3,235)	183,996
Exchange differences	28,403	(4,451)
Assets held for sale		(436,594)
Ending balance	268,212	243,044
Licenses [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(63,216)	(19,194)
Additions	(6,978)	(6,969)
Business combination
Write-offs
Transfers		(37,209)
Exchange differences	(9,674)	156
Impairment loss recognised in profit or loss, intangible assets and goodwill
Assets held for sale
Ending balance	(79,868)	(63,216)
Brands and patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	146,279
Ending balance	186,869	146,279
Brands and patents [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	155,480	163,923
Additions
Business combination	1,249
Write-offs
Transfers
Exchange differences	39,341	(8,443)
Assets held for sale
Ending balance	196,070	155,480
Brands and patents [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,201)	(9,201)
Additions
Business combination
Write-offs
Transfers
Exchange differences
Impairment loss recognised in profit or loss, intangible assets and goodwill
Assets held for sale
Ending balance	(9,201)	(9,201)
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,342,391
Ending balance	1,342,367	1,342,391
Customer Relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,630,947	2,827,984
Additions	87,146	121,806
Business combination	19,313
Write-offs	(81)	(64)
Transfers	(17)	(219,318)
Exchange differences	341,454	(97,642)
Assets held for sale		(1,819)
Ending balance	3,078,762	2,630,947
Customer Relationships [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,288,556)	(1,170,494)
Additions	(364,926)	(196,995)
Business combination
Write-offs		2
Transfers		75,265
Exchange differences	(82,913)	2,453
Impairment loss recognised in profit or loss, intangible assets and goodwill
Assets held for sale		1,213
Ending balance	(1,736,395)	(1,288,556)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	194,886
Ending balance	299,016	194,886
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	635,380	559,658
Additions	90,575	67,600
Business combination		7,875
Write-offs	(5,814)	(2,075)
Transfers	41,662	14,067
Exchange differences	25,940	5,315
Assets held for sale		(17,060)
Ending balance	787,743	635,380
Others [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(440,494)	(437,680)
Additions	(44,359)	(28,436)
Business combination	3,264
Write-offs	659	71
Transfers	(762)	19,873
Exchange differences	(2,597)	1,526
Impairment loss recognised in profit or loss, intangible assets and goodwill	(4,438)
Assets held for sale		4,152
Ending balance	(488,727)	(440,494)
Supply Agreement [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	574,363
Ending balance	574,363	574,363
Supply Agreement [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	574,363
Additions
Business combination		574,363
Write-offs
Transfers
Exchange differences
Assets held for sale
Ending balance	574,363	574,363
Supply Agreement [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Business combination
Write-offs
Transfers
Exchange differences
Impairment loss recognised in profit or loss, intangible assets and goodwill
Assets held for sale
Ending balance